COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2020
COST OF SALES
Schedule of cost of sales

	For the year ended
	December 31,	December 31,
	2020	2019
Production costs	$255,462	$225,489
Depreciation and depletion	115,336	81,561
Royalties and selling costs	20,470	19,085
Change in inventories	3,474	1,520
Site share-based compensation	1,550	3,072
Loss (gain) on disposal of plant and equipment	12	(45)
Write-down of inventories	—	2,475
	$396,304	$333,157

Schedule of production costs by nature of expense

	For the year ended
	December 31,	December 31,
	2020	2019

Consultants and contractors	$102,413	$95,466
Salaries and benefits	75,402	60,191
Supplies and consumables	38,113	34,636
Energy	14,290	12,902
Travel and camp accommodation	13,597	8,327
Freight	4,305	5,511
Camp administrative costs	4,085	5,404
Insurance	1,883	1,620
Rentals	1,374	1,432
	$255,462	$225,489